Note 15 - Major Customer (Details Textual) - People’s Republic of China government agency [member]	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Percentage of entity's revenue	77.00%	83.00%
Percentage of entity's receivables	98.00%	95.00%